Discontinued operations - Result from discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	€ 139,772	€ 99,587	€ 253,664	€ 194,404
Other income	13,298	14,059	23,564	22,802
Total revenues and other income	153,070	113,646	277,228	217,206
Gain on disposal of subsidiaries			22,191
Research and development expenditure	(138,866)	(147,448)	(268,826)	(262,901)
Sales and marketing expenses	(14,518)	(17,086)	(29,092)	(26,922)
General and administrative expenses	(46,436)	(37,285)	(76,858)	(61,774)
Total operating expenses	(199,820)	(201,819)	(374,776)	(351,597)
Operating income	(46,750)	(88,173)	(97,548)	(134,391)
Other financial expenses	(8,140)	(2,382)	(19,485)	(27,240)
Net income	€ 0	€ 1,944	22,191	3,601
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues				7,369
Total revenues and other income				7,369
Gain on disposal of subsidiaries			22,191
Research and development expenditure				(2,976)
General and administrative expenses				(801)
Total operating expenses				(3,777)
Operating income			22,191	3,592
Other financial income				74
Other financial expenses				(65)
Income before tax			22,191	3,601
Net income			€ 22,191	€ 3,601
Basic income per share			€ 0.34	€ 0.06
Diluted income per share			€ 0.34	€ 0.05
Weighted average number of shares - Basic			65,470	64,834
Weighted average number of shares - Diluted			66,109	68,151